Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 389,651	$ 399,300
Accounts receivable	914,092	637,647
Prepayments, deposits paid and other receivables	964,762	383,632
Total current assets	2,268,505	1,428,252
Non-current assets
Property, plant and equipment, net	90,322	5,712
Intangible assets, net	255,962	339,906
Right-of-use assets – operating lease		44,822
Total non-current assets	346,284	390,440
Total assets	2,614,789	1,818,692
Current liabilities
Accounts payable		49,719
Accrued expenses and other payables	185,697	58,682
Receipt in advance		57,545
Operating lease liabilities – current		44,822
Current income tax payable	303,687	152,532
Total current liabilities	489,384	417,008
Non-current liabilities
Deferred tax liabilities	43,262	57,027
Total liabilities	532,646	474,035
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, $0.00004 par value; 1,250,000,000 shares authorized, 25,000,000 (2023: 2,525,000) shares issued and outstanding	1,000	101
Additional paid-in capital	407,056	49,899
Amount due from immediate holding company	(50,000)	(50,000)
Retained earnings	1,724,087	1,344,657
Total shareholders’ equity	2,082,143	1,344,657
Total liabilities and equity	2,614,789	1,818,692
Related Party
Current assets
Amounts due from related parties		7,673
Current liabilities
Amount due to a related party		$ 53,708